PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2022
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment

	As of December 31,
	2021	2022

	(HK$ in thousands)
Gross carrying amount
Computers and equipment	109,989	105,426
Furniture and fixtures	64,507	71,226
Office equipment	64,822	65,927
Office building	28,239	35,227
Vehicle	635	1,985
Total of gross carrying amount	268,192	279,791

Less: accumulated depreciation
Computers and equipment	(29,852)	(47,641)
Furniture and fixtures	(23,828)	(37,414)
Office equipment	(35,860)	(44,907)
Office building	(2,291)	(3,223)
Vehicle	(604)	(769)
Total of accumulated depreciation	(92,435)	(133,954)
Property and equipment, net	175,757	145,837